Convertible Notes (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Total Notes	$ 1,508,599
Less Debt Discount	(434,143)
Total	$ 1,074,456	$ 814,753
Loan 1 [Member]
Rate	12.00%	12.00%
Total Notes	$ 500,000	$ 500,000
Convertible note maturity, description	This note is currently past due.	This note is currently past due.
Loan 2 [Member]
Rate	10.00%	10.00%
Total Notes	$ 150,000	$ 75,000
Convertible note maturity, description	Various maturity dates. No amounts are past due.	Various maturity dates. No amounts are past due.
Loan 3 [Member]
Rate	1.00%
Total Notes	$ 52,832
Convertible note maturity, description	Various maturity dates. No amounts are past due.
Loan 4 [Member]
Rate	8.00%	8.00%
Total Notes	$ 68,004	$ 71,996
Convertible note maturity, description	This note is currently past due.	This note is currently past due.
Loan 5 [Member]
Rate	8.00%	8.00%
Total Notes	$ 60,750	$ 55,000
Convertible note maturity, description	$24,000 of this balance is past due.	$24,000 of this balance is past due.
Loan 6 [Member]
Rate		8.00%
Total Notes		$ 72,100
Loan 7 [Member]
Rate		8.00%
Total Notes		$ 40,657
Loan 8 [Member]
Rate	5.00%
Total Notes	$ 677,013
Convertible note maturity, description	Various maturity dates. No amounts are past due.